CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value (USD per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (shares)	0	0	0
Preferred stock, shares outstanding (shares)	0	0	0
Common stock, par value (USD per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (shares)	490,000,000	490,000,000	490,000,000
Common stock, shares issued (shares)	362,923,841	362,001,968	311,207,725
Common stock, shares outstanding (shares)	362,923,841	362,001,968	311,207,725